                                  NATIONWIDE(R)

                              [LOGO] MULTI-FLEX(R)

                                     ANNUITY

--------------------------------------------------------------------------------

                               Semi-Annual Report

                                  June 30, 2004

--------------------------------------------------------------------------------

  Nationwide(R)                                          [LOGO] Nationwide(R)
   Multi-Flex
Variable Account                                      Nationwide is on your side
                                                            Columbus, Ohio

APO-724-6/04

                              [LOGO] Nationwide(R)

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                     [PHOTO]

                               PRESIDENT'S MESSAGE

We are pleased to bring you the 2004 semi-annual report of the Nationwide Multi-Flex Variable Account.

The performance of equity investments slowed during the first half of 2004 from their strong showing of the prior year. The recent volatility in energy prices and the resulting general economic uncertainty have helped keep a damper on stock prices. The Federal Reserve, on the other hand, is more optimistic in its economic outlook and has affirmed its view with two quarter-point increases in short term interest rates. We don't know the immediate resolution to these apparent conflicts, except that with the passing of time both positions will be supportable. We also know that an accurate forecast of the near-term direction of the stock market is further complicated by the unpredictability of events in this presidential election year.

In the meantime, we believe you are well positioned with your variable contract, and its varied array of investment options, to diversify your holdings to meet changing economic and market conditions. We are pleased you have chosen Nationwide and our investment products to help you achieve your financial planning and retirement objectives.


                              /s/ Mark R. Thresher
                          ----------------------------
                           Mark R. Thresher, President
                                August 16, 2004

How to Read the Semi-Annual Report

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Multi-Flex Variable Account. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-848-6331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwservicecenter.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Semi-Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2004. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 16. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 5 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as related contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 13, provide further disclosures about the variable account and its underlying contract provisions.

--------------------------------------------------------------------------------

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  June 30, 2004
                                   (UNAUDITED)

Assets:
   Investments at fair value:
      AIM VIF - Capital Appreciation Fund - Series I Shares (AIMCapAp)
         199,617 shares (cost $4,197,095 ..................................................   $  4,335,692
      AIM VIF - International Growth Fund - Series I Shares (AIMIntGr)
         37,145 shares (cost $565,152) ....................................................        632,946
      American Century VP - Balanced Fund - Class I (ACVPBal)
         937,776 shares (cost $6,180,956) .................................................      6,395,630
      American Century VP - Capital Appreciation Fund - Class I (ACVPCapAp)
         1,856,353 shares (cost $15,050,230) ..............................................     13,625,628
      American Century VP - Income & Growth Fund - Class I (ACVPIncGr)
         1,125,083 shares (cost $6,975,430) ...............................................      7,639,316
      Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)
         1,218,210 shares (cost $32,277,082) ..............................................     29,773,052
      Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)
         2,553,435 shares (cost $74,093,305) ..............................................     74,483,697
      Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
         304,294 shares (cost $10,270,902) ................................................     10,671,592
      Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (DryVIFDevLd)
         2,082,539 shares (cost $75,828,700) ..............................................     81,364,781
      Dreyfus VIF - Quality Bond Portfolio - Initial Shares (DryVIFQualBd)
         916,639 shares (cost $10,684,653) ................................................     10,156,362
      Fidelity(R) VIP - Equity-Income Portfolio - Initial Class (FidVIPEI)
         3,820,390 shares (cost $85,919,640) ..............................................     89,931,997
      Fidelity(R) VIP - High Income Portfolio - Initial Class (FidVIPHI)
         2,879,581 shares (cost $18,728,269) ..............................................     18,515,705
      Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 1 (FrVIPForSec)
         2,305,606 shares (cost $28,116,520) ..............................................     29,396,469
      Gartmore GVIT Federated High Income Bond Fund - Class I (GVITFHiInc)
         133,428 shares (cost $1,030,668) .................................................      1,048,747
      Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
         4,237,536 shares (cost $49,759,449) ..............................................     48,604,538
      Gartmore GVIT Growth Fund - Class I (GVITGrowth)
         916,209 shares (cost $10,468,794) ................................................      9,381,974
      Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         16,143,361 shares (cost $16,143,361) .............................................     16,143,361
      Gartmore GVIT Nationwide(R) Fund - Class I (GVITNWFund)
         15,251,734 shares (cost $165,374,974) ............................................    159,228,105
      Janus AS - International Growth Portfolio - Institutional Shares (JanIntGr)
         549,815 shares (cost $12,344,372) ................................................     12,519,286
      Neuberger Berman AMT - Balanced Portfolio(R) - I Class (NBAMTBal)
         2,210,863 shares (cost $20,970,862) ..............................................     20,516,810
      Strong Opportunity Fund II, Inc. - Investor Class (StOpp2)
         1,881,396 shares (cost $39,162,166) ..............................................     38,869,640
                                                                                              ------------
            Total investments .............................................................    683,235,328
   Accounts receivable ....................................................................             --
            Total assets ..................................................................    683,235,328
                                                                                              ------------
Accounts payable ..........................................................................          2,598
                                                                                              ------------
Contract owners' equity (note 4) ..........................................................   $683,232,730
                                                                                              ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                         Total      AIMCapAp   AIMIntGr    ACVPBal
                                                     ------------   --------   --------   --------
Investment activity:
   Reinvested dividends ..........................   $  6,907,805         --         --    104,403
   Mortality and expense risk charges (note 2) ...     (4,386,578)   (27,695)    (3,954)   (40,077)
                                                     ------------   --------   --------   --------
      Net investment income (loss) ...............      2,521,227    (27,695)    (3,954)    64,326
                                                     ------------   --------   --------   --------

   Proceeds from mutual fund shares sold .........     44,273,628    572,398    165,439    380,442
   Cost of mutual fund shares sold ...............    (50,609,557)  (603,454)  (159,406)  (373,116)
                                                     ------------   --------   --------   --------
      Realized gain (loss) on investments ........     (6,335,929)   (31,056)     6,033      7,326
   Change in unrealized gain (loss)
      on investments .............................     18,122,898    126,335     28,621     62,079
                                                     ------------   --------   --------   --------
      Net gain (loss) on investments .............     11,786,969     95,279     34,654     69,405
                                                     ------------   --------   --------   --------
   Reinvested capital gains ......................      1,326,661         --         --         --
                                                     ------------   --------   --------   --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $ 15,634,857     67,584     30,700    133,731
                                                     ============   ========   ========   ========

                                                      ACVPCapAp   ACVPIncGr    DrySRGro     DryStkIx
                                                     ----------   ---------   ----------   ----------
Investment activity:
   Reinvested dividends ..........................           --    105,352         1,860      502,370
   Mortality and expense risk charges (note 2) ...      (87,875)   (46,432)     (188,368)    (468,902)
                                                     ----------   --------    ----------   ----------
      Net investment income (loss) ...............      (87,875)    58,920      (186,508)      33,468
                                                     ----------   --------    ----------   ----------

   Proceeds from mutual fund shares sold .........    1,034,910    701,321     1,548,742    3,979,139
   Cost of mutual fund shares sold ...............   (1,184,172)  (671,053)   (1,725,713)  (4,620,727)
                                                     ----------   --------    ----------   ----------
      Realized gain (loss) on investments ........     (149,262)    30,268      (176,971)    (641,588)
   Change in unrealized gain (loss)
      on investments .............................      568,498    214,372       984,927    2,579,636
                                                     ----------   --------    ----------   ----------
      Net gain (loss) on investments .............      419,236    244,640       807,956    1,938,048
                                                     ----------   --------    ----------   ----------
   Reinvested capital gains ......................           --         --            --           --
                                                     ----------   --------    ----------   ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................      331,361    303,560       621,448    1,971,516
                                                     ==========   ========    ==========   ==========

                                                     DryVIFApp   DryVIFDevLd   DryVIFQualBd    FidVIPEI
                                                     ---------   -----------   ------------   ----------
Investment activity:
   Reinvested dividends ..........................   $   2,895           --        164,021     1,391,328
   Mortality and expense risk charges (note 2) ...     (66,928)    (518,767)       (65,693)     (567,797)
                                                     ---------   ----------     ----------    ----------
      Net investment income (loss) ...............     (64,033)    (518,767)        98,328       823,531
                                                     ---------   ----------     ----------    ----------

   Proceeds from mutual fund shares sold .........     497,108    3,621,623      1,011,630     4,494,028
   Cost of mutual fund shares sold ...............    (489,035)  (3,440,296)    (1,051,268)   (4,357,138)
                                                     ---------   ----------     ----------    ----------
      Realized gain (loss) on investments ........       8,073      181,327        (39,638)      136,890
   Change in unrealized gain (loss)
      on investments .............................     191,462    3,419,631       (348,684)    1,224,554
                                                     ---------   ----------     ----------    ----------
      Net gain (loss) on investments .............     199,535    3,600,958       (388,322)    1,361,444
                                                     ---------   ----------     ----------    ----------
   Reinvested capital gains ......................          --           --             --       332,373
                                                     ---------   ----------     ----------    ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $ 135,502    3,082,191       (289,994)    2,517,348
                                                     =========   ==========     ==========    ==========

                                                      FidVIPHI    FrVIPForSec   GVITFHiInc    GVITGvtBd
                                                     ----------   -----------   ----------   ----------
Investment activity:
   Reinvested dividends ..........................    1,534,367      343,776       39,797     1,764,629
   Mortality and expense risk charges (note 2) ...     (117,280)    (183,809)      (6,583)     (325,464)
                                                     ----------   ----------     --------    ----------
      Net investment income (loss) ...............    1,417,087      159,967       33,214     1,439,165
                                                     ----------   ----------     --------    ----------

   Proceeds from mutual fund shares sold .........      606,953    1,092,520      221,471     4,759,150
   Cost of mutual fund shares sold ...............     (634,923)  (1,061,522)    (193,392)   (4,665,155)
                                                     ----------   ----------     --------    ----------
      Realized gain (loss) on investments ........      (27,970)      30,998       28,079        93,995
   Change in unrealized gain (loss)
      on investments .............................   (1,383,768)     858,694      (49,714)   (2,863,284)
                                                     ----------   ----------     --------    ----------
      Net gain (loss) on investments .............   (1,411,738)     889,692      (21,635)   (2,769,289)
                                                     ----------   ----------     --------    ----------
   Reinvested capital gains ......................           --           --           --       994,288
                                                     ----------   ----------     --------    ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................        5,349    1,049,659       11,579      (335,836)
                                                     ==========   ==========     ========    ==========

                                                                     (Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                      GVITGrowth    GVITMyMkt    GVITNWFund
                                                     -----------   ----------   -----------
Investment activity:
   Reinvested dividends ..........................   $     5,427       41,078       827,892
   Mortality and expense risk charges (note 2) ...       (62,050)    (107,458)   (1,051,749)
                                                     -----------   ----------   -----------
      Net investment income (loss) ...............       (56,623)     (66,380)     (223,857)
                                                     -----------   ----------   -----------

   Proceeds from mutual fund shares sold .........     1,197,165    5,069,205     9,725,580
   Cost of mutual fund shares sold ...............    (1,747,336)  (5,069,205)  (14,723,923)
                                                     -----------   ----------   -----------
      Realized gain (loss) on investments ........      (550,171)          --    (4,998,343)
   Change in unrealized gain (loss)
      on investments .............................       784,523           --     7,694,465
                                                     -----------   ----------   -----------
      Net gain (loss) on investments .............       234,352           --     2,696,122
                                                     -----------   ----------   -----------
   Reinvested capital gains ......................            --           --            --
                                                     -----------   ----------   -----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $   177,729      (66,380)    2,472,265
                                                     ===========   ==========   ===========

                                                     JanIntGr    NBAMTBal      StOpp2
                                                     --------   ----------   ----------
Investment activity:
   Reinvested dividends ..........................     78,610           --           --
   Mortality and expense risk charges (note 2) ...    (82,910)    (130,278)    (236,509)
                                                     --------   ----------   ----------
      Net investment income (loss) ...............     (4,300)    (130,278)    (236,509)
                                                     --------   ----------   ----------

   Proceeds from mutual fund shares sold .........    747,745    1,263,921    1,583,138
   Cost of mutual fund shares sold ...............   (720,851)  (1,348,594)  (1,769,278)
                                                     --------   ----------   ----------
      Realized gain (loss) on investments ........     26,894      (84,673)    (186,140)
   Change in unrealized gain (loss)
      on investments .............................   (190,275)     871,492    3,349,334
                                                     --------   ----------   ----------
      Net gain (loss) on investments .............   (163,381)     786,819    3,163,194
                                                     --------   ----------   ----------
   Reinvested capital gains ......................         --           --           --
                                                     --------   ----------   ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   (167,681)     656,541    2,926,685
                                                     ========   ==========   ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                             Total                    AIMCapAp
                                                  --------------------------   ---------------------
                                                      2004           2003         2004        2003
                                                  ------------   -----------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............   $  2,521,227     2,051,265     (27,695)    (21,922)
   Realized gain (loss) on investments ........     (6,335,929)  (16,633,196)    (31,056)   (175,880)
   Change in unrealized gain (loss)
      on investments ..........................     18,122,898    69,035,739     126,335     551,295
   Reinvested capital gains ...................      1,326,661        77,508          --          --
                                                  ------------   -----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     15,634,857    54,531,316      67,584     353,493
                                                  ------------   -----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners .........................     20,586,978    23,099,812     221,547     228,248
   Transfers between funds
      (including fixed account), net
      (note 3) ................................     (3,052,066)   (6,862,737)   (241,678)    (82,420)
   Redemptions ................................    (41,423,670)  (32,425,637)   (261,732)   (170,795)
   Annuity benefits ...........................        (30,388)      (30,943)         --          --
   Annual contract maintenance charges
      (note 2) ................................       (641,712)     (686,248)     (3,872)     (4,074)
   Contingent deferred sales charges
      (note 2) ................................       (238,427)     (234,429)     (1,903)     (1,368)
   Adjustments to maintain reserves ...........        (14,329)      (36,820)     (1,244)     (2,641)
                                                  ------------   -----------   ---------   ---------
         Net equity transactions ..............    (24,813,614)  (17,177,002)   (288,882)    (33,050)
                                                  ------------   -----------   ---------   ---------

Net change in contract owners' equity .........     (9,178,757)   37,354,314    (221,298)    320,443
Contract owners' equity beginning
   of period ..................................    692,411,487   600,182,454   4,557,929   3,493,866
                                                  ------------   -----------   ---------   ---------
Contract owners' equity end of period .........   $683,232,730   637,536,768   4,336,631   3,814,309
                                                  ============   ===========   =========   =========

CHANGES IN UNITS:
   Beginning units ............................     27,272,466    28,532,230     449,061     440,037
                                                  ------------   -----------   ---------   ---------
   Units purchased ............................      1,897,882     1,638,420      45,084      47,200
   Units redeemed .............................     (2,671,606)   (2,188,318)    (72,702)    (52,808)
                                                  ------------   -----------   ---------   ---------
   Ending units ...............................     26,498,742    27,982,331     421,443     434,429
                                                  ============   ===========   =========   =========

                                                       AIMIntGr              ACVPBal
                                                  -----------------   ---------------------
                                                    2004      2003       2004        2003
                                                  -------   -------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............    (3,954)   (2,833)     64,326     102,135
   Realized gain (loss) on investments ........     6,033    (9,720)      7,326     (63,164)
   Change in unrealized gain (loss)
      on investments ..........................    28,621    45,402      62,079     393,864
   Reinvested capital gains ...................        --        --          --          --
                                                  -------   -------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................    30,700    32,849     133,731     432,835
                                                  -------   -------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners .........................    28,550    31,985     171,427     135,675
   Transfers between funds
      (including fixed account), net
      (note 3) ................................    38,019   (16,060)    213,368     142,204
   Redemptions ................................   (51,167)  (12,473)   (276,418)   (295,847)
   Annuity benefits ...........................        --        --          --          --
   Annual contract maintenance charges
      (note 2) ................................      (530)     (500)     (4,929)     (4,744)
   Contingent deferred sales charges
      (note 2) ................................      (230)      (84)     (1,432)     (1,069)
   Adjustments to maintain reserves ...........       152      (233)       (522)        977
                                                  -------   -------   ---------   ---------
         Net equity transactions ..............    14,794     2,635     101,494     (22,804)
                                                  -------   -------   ---------   ---------

Net change in contract owners' equity .........    45,494    35,484     235,225     410,031
Contract owners' equity beginning
   of period ..................................   587,503   455,030   6,161,665   4,745,170
                                                  -------   -------   ---------   ---------
Contract owners' equity end of period .........   632,997   490,514   6,396,890   5,155,201
                                                  =======   =======   =========   =========

CHANGES IN UNITS:
   Beginning units ............................    58,458    57,671     604,768     549,245
                                                  -------   -------   ---------   ---------
   Units purchased ............................    18,374       569      62,144      20,770
   Units redeemed .............................   (17,172)     (191)    (52,358)    (22,670)
                                                  -------   -------   ---------   ---------
   Ending units ...............................    59,660    58,049     614,554     547,345
                                                  =======   =======   =========   =========

                                                                     (Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                          ACVPCapAp                ACVPIncGr
                                                  ------------------------   ---------------------
                                                      2004         2003         2004        2003
                                                  -----------   ----------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............   $   (87,875)     (78,214)     58,920      43,560
   Realized gain (loss) on investments ........      (149,262)    (372,105)     30,268    (111,995)
   Change in unrealized gain (loss)
      on investments ..........................       568,498    1,149,641     214,372     687,951
   Reinvested capital gains ...................            --           --          --          --
                                                  -----------   ----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       331,361      699,322     303,560     619,516
                                                  -----------   ----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners .........................       367,540      398,371     283,183     307,681
   Transfers between funds
      (including fixed account), net
      (note 3) ................................      (203,173)    (213,818)    278,245     (26,690)
   Redemptions ................................      (785,554)    (538,371)   (350,340)   (355,529)
   Annuity benefits ...........................        (1,042)        (882)         --          --
   Annual contract maintenance charges
      (note 2) ................................       (14,186)     (15,527)     (6,469)     (6,432)
   Contingent deferred sales charges
      (note 2) ................................        (5,321)      (3,154)     (2,611)     (3,259)
   Adjustments to maintain reserves ...........         1,504       (1,378)      1,140         431
                                                  -----------   ----------   ---------   ---------
         Net equity transactions ..............      (640,232)    (374,759)    203,148     (83,798)
                                                  -----------   ----------   ---------   ---------

Net change in contract owners' equity .........      (308,871)     324,563     506,708     535,718
Contract owners' equity beginning
   of period ..................................    13,935,085   12,687,118   7,131,391   5,593,742
                                                  -----------   ----------   ---------   ---------
Contract owners' equity end of period .........   $13,626,214   13,011,681   7,638,099   6,129,460
                                                  ===========   ==========   =========   =========

CHANGES IN UNITS:
   Beginning units ............................       847,279      917,124     579,786     580,265
                                                  -----------   ----------   ---------   ---------
   Units purchased ............................        40,189       33,996      94,001      37,121
   Units redeemed .............................       (78,613)     (61,471)    (77,527)    (46,139)
                                                  -----------   ----------   ---------   ---------
   Ending units ...............................       808,855      889,649     596,260     571,247
                                                  ===========   ==========   =========   =========

                                                          DrySRGro                  DryStkIx
                                                  -----------------------   -----------------------
                                                     2004         2003         2004         2003
                                                  ----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) ...............     (186,508)    (159,620)      33,468       71,610
   Realized gain (loss) on investments ........     (176,971)    (392,527)    (641,588)  (1,171,584)
   Change in unrealized gain (loss)
      on investments ..........................      984,927    2,963,111    2,579,636    7,545,344
   Reinvested capital gains ...................           --           --           --           --
                                                  ----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      621,448    2,410,964    1,971,516    6,445,370
                                                  ----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners .........................    1,310,144    1,669,045    2,863,704    3,202,609
   Transfers between funds
      (including fixed account), net
      (note 3) ................................     (714,073)    (873,600)    (184,619)    (828,350)
   Redemptions ................................   (1,561,618)  (1,082,396)  (4,738,534)  (2,768,728)
   Annuity benefits ...........................           --           --           --           --
   Annual contract maintenance charges
      (note 2) ................................      (31,315)     (34,414)     (66,666)     (69,913)
   Contingent deferred sales charges
      (note 2) ................................      (12,917)     (11,377)     (30,732)     (26,384)
   Adjustments to maintain reserves ...........       (3,796)      (2,337)      (7,558)      (8,443)
                                                  ----------   ----------   ----------   ----------
         Net equity transactions ..............   (1,013,575)    (335,079)  (2,164,405)    (499,209)
                                                  ----------   ----------   ----------   ----------

Net change in contract owners' equity .........     (392,127)   2,075,885     (192,889)   5,946,161
Contract owners' equity beginning
   of period ..................................   30,155,232   25,445,360   74,664,878   60,025,679
                                                  ----------   ----------   ----------   ----------
Contract owners' equity end of period .........   29,763,105   27,521,245   74,471,989   65,971,840
                                                  ==========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ............................    1,553,596    1,631,110    3,002,185    3,057,838
                                                  ----------   ----------   ----------   ----------
   Units purchased ............................       85,158      119,788      195,163       33,482
   Units redeemed .............................     (136,324)    (140,531)    (280,355)     (60,982)
                                                  ----------   ----------   ----------   ----------
   Ending units ...............................    1,502,430    1,610,367    2,916,993    3,030,337
                                                  ==========   ==========   ==========   ==========

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                         DryVIFApp                DryVIFDevLd
                                                  -----------------------   -----------------------
                                                      2004         2003        2004         2003
                                                  -----------   ---------   ----------   ----------
Investment activity:
   Net investment income (loss) ...............   $   (64,033)    (51,194)    (518,767)    (402,839)
   Realized gain (loss) on investments ........         8,073     (66,586)     181,327     (601,072)
   Change in unrealized gain (loss)
      on investments ..........................       191,462     785,757    3,419,631    7,600,282
   Reinvested capital gains ...................            --          --           --           --
                                                  -----------   ---------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       135,502     667,977    3,082,191    6,596,371
                                                  -----------   ---------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners .........................       520,839     554,546    2,909,907    3,205,986
   Transfers between funds
      (including fixed account), net
      (note 3) ................................       142,255      98,921     (681,339)  (1,121,018)
   Redemptions ................................      (594,950)   (436,371)  (4,467,441)  (2,803,096)
   Annuity benefits ...........................            --          --           --           --
   Annual contract maintenance charges
      (note 2) ................................        (9,220)     (9,646)     (86,372)     (88,092)
   Contingent deferred sales charges
      (note 2) ................................        (5,810)     (4,935)     (33,333)     (32,730)
   Adjustments to maintain reserves ...........         2,647       3,834       18,023       12,976
                                                  -----------   ---------   ----------   ----------
         Net equity transactions ..............        55,761     206,349   (2,340,555)    (825,974)
                                                  -----------   ---------   ----------   ----------

   Net change in contract owners' equity ......       191,263     874,326      741,636    5,770,397
   Contract owners' equity beginning
      of period ...............................    10,484,615   8,393,575   80,641,062   64,427,712
                                                  -----------   ---------   ----------   ----------
   Contract owners' equity end of period ......   $10,675,878   9,267,901   81,382,698   70,198,109
                                                  ===========   =========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ............................       838,770     803,212    3,685,606    3,828,140
                                                  -----------   ---------   ----------   ----------
   Units purchased ............................        78,793      26,724      188,884      222,304
   Units redeemed .............................       (74,284)     (7,582)    (292,498)    (272,289)
                                                  -----------   ---------   ----------   ----------
   Ending units ...............................       843,279     822,354    3,581,992    3,778,155
                                                  ===========   =========   ==========   ==========

                                                        DryVIFQualBd                FidVIPEI
                                                  -----------------------   -----------------------
                                                     2004         2003         2004         2003
                                                  ----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) ...............       98,328      117,009      823,531      956,047
   Realized gain (loss) on investments ........      (39,638)      (4,548)     136,890     (792,460)
   Change in unrealized gain (loss)
      on investments ..........................     (348,684)     351,417    1,224,554    7,038,771
   Reinvested capital gains ...................           --           --      332,373           --
                                                  ----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     (289,994)     463,878    2,517,348    7,202,358
                                                  ----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners .........................      460,869      508,907    2,659,844    3,024,225
   Transfers between funds
      (including fixed account), net
      (note 3) ................................     (186,145)     387,134       60,237   (1,188,114)
   Redemptions ................................     (653,267)    (518,001)  (5,572,332)  (3,539,923)
   Annuity benefits ...........................           --           --       (1,367)      (1,086)
   Annual contract maintenance charges
      (note 2) ................................       (8,939)     (10,950)     (78,132)     (81,048)
   Contingent deferred sales charges
      (note 2) ................................       (5,701)      (6,522)     (32,714)     (33,518)
   Adjustments to maintain reserves ...........       (1,596)       2,251      (23,184)     (11,898)
                                                  ----------   ----------   ----------   ----------
         Net equity transactions ..............     (394,779)     362,819   (2,987,648)  (1,831,362)
                                                  ----------   ----------   ----------   ----------

Net change in contract owners' equity .........     (684,773)     826,697     (470,300)   5,370,996
Contract owners' equity beginning
   of period ..................................   10,841,105   10,669,055   90,389,307   74,203,018
                                                  ----------   ----------   ----------   ----------
Contract owners' equity end of period .........   10,156,332   11,495,752   89,919,007   79,574,014
                                                  ==========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ............................      717,005      730,758    3,592,022    3,792,985
                                                  ----------   ----------   ----------   ----------
   Units purchased ............................       77,662       33,515      179,782      179,748
   Units redeemed .............................     (103,758)      (8,966)    (295,318)    (274,026)
                                                  ----------   ----------   ----------   ----------
   Ending units ...............................      690,909      755,307    3,476,486    3,698,707
                                                  ==========   ==========   ==========   ==========

                                                                     (Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                          FidVIPHI                 FrVIPForSec
                                                  ------------------------   -----------------------
                                                      2004         2003         2004         2003
                                                  -----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) ...............   $ 1,417,087    1,079,589      159,967      320,605
   Realized gain (loss) on investments ........       (27,970)     (51,901)      30,998     (205,597)
   Change in unrealized gain (loss)
      on investments ..........................    (1,383,768)   1,401,427      858,694    1,451,374
   Reinvested capital gains ...................            --           --           --           --
                                                  -----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................         5,349    2,429,115    1,049,659    1,566,382
                                                  -----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners .........................       730,999      821,810    1,100,574    1,197,892
   Transfers between funds
      (including fixed account), net
      (note 3) ................................      (115,298)     (11,679)      48,313     (354,046)
   Redemptions ................................      (786,736)    (625,431)  (1,585,304)    (965,934)
   Annuity benefits ...........................            --           --           --           --
   Annual contract maintenance charges
      (note 2) ................................       (19,115)     (21,122)     (23,699)     (22,917)
   Contingent deferred sales charges
      (note 2) ................................        (7,876)      (7,268)     (11,418)      (7,710)
   Adjustments to maintain reserves ...........        (2,938)       5,291       (1,866)       2,382
                                                  -----------   ----------   ----------   ----------
         Net equity transactions ..............      (200,964)     161,601     (473,400)    (150,333)
                                                  -----------   ----------   ----------   ----------

Net change in contract owners' equity .........      (195,615)   2,590,716      576,259    1,416,049
Contract owners' equity beginning
   of period ..................................    18,711,048   14,620,906   28,816,518   22,491,500
                                                  -----------   ----------   ----------   ----------
Contract owners' equity end of period .........   $18,515,433   17,211,622   29,392,777   23,907,549
                                                  ===========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ............................     1,410,028    1,384,552    1,658,981    1,693,638
                                                  -----------   ----------   ----------   ----------
   Units purchased ............................        72,443       22,612       89,029      108,674
   Units redeemed .............................       (87,186)      (7,844)    (115,080)    (119,864)
                                                  -----------   ----------   ----------   ----------
   Ending units ...............................     1,395,285    1,399,320    1,632,930    1,682,448
                                                  ===========   ==========   ==========   ==========

                                                       GVITFHiInc              GVITGvtBd
                                                  -------------------   -----------------------
                                                     2004       2003       2004         2003
                                                  ---------   -------   ----------   ----------
Investment activity:
   Net investment income (loss) ...............      33,214    23,852    1,439,165      793,153
   Realized gain (loss) on investments ........      28,079    (7,646)      93,995      322,744
   Change in unrealized gain (loss)
      on investments ..........................     (49,714)   76,041   (2,863,284)     282,290
   Reinvested capital gains ...................          --        --      994,288       77,508
                                                  ---------   -------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      11,579    92,247     (335,836)   1,475,695
                                                  ---------   -------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners .........................      55,984    43,968    1,037,247    1,295,482
   Transfers between funds
      (including fixed account), net
      (note 3) ................................        (583)  236,758   (1,733,709)     786,911
   Redemptions ................................     (28,557)  (80,167)  (3,046,527)  (3,973,024)
   Annuity benefits ...........................          --        --       (1,599)      (2,540)
   Annual contract maintenance charges
      (note 2) ................................        (884)     (839)     (44,479)     (54,990)
   Contingent deferred sales charges
      (note 2) ................................        (399)   (2,035)     (11,682)     (20,942)
   Adjustments to maintain reserves ...........         220         8          559      (32,089)
                                                  ---------   -------   ----------   ----------
         Net equity transactions ..............      25,781   197,693   (3,800,190)  (2,001,192)
                                                  ---------   -------   ----------   ----------

Net change in contract owners' equity .........      37,360   289,940   (4,136,026)    (525,497)
Contract owners' equity beginning
   of period ..................................   1,011,690   650,344   52,739,083   59,635,438
                                                  ---------   -------   ----------   ----------
Contract owners' equity end of period .........   1,049,050   940,284   48,603,057   59,109,941
                                                  =========   =======   ==========   ==========

CHANGES IN UNITS:
   Beginning units ............................      81,391    63,140    1,204,732    1,370,302
                                                  ---------   -------   ----------   ----------
   Units purchased ............................      24,010    21,921       44,141       40,970
   Units redeemed .............................     (21,944)   (4,002)    (130,438)     (84,604)
                                                  ---------   -------   ----------   ----------
   Ending units ...............................      83,457    81,059    1,118,435    1,326,668
                                                  =========   =======   ==========   ==========

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                         GVITGrowth                 GVITMyMkt
                                                  -----------------------   -----------------------
                                                     2004         2003         2004         2003
                                                  ----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) ...............   $  (56,623)     (49,793)     (66,380)     (57,403)
   Realized gain (loss) on investments ........     (550,171)  (1,672,463)          --           --
   Change in unrealized gain (loss)
      on investments ..........................      784,523    2,768,850           --           --
   Reinvested capital gains ...................           --           --           --           --
                                                  ----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      177,729    1,046,594      (66,380)     (57,403)
                                                  ----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners .........................      156,216      122,862      511,043      533,975
   Transfers between funds
      (including fixed account), net
      (note 3) ................................      123,083      (35,758)     834,322      (71,939)
   Redemptions ................................     (529,067)    (460,642)  (2,733,914)  (2,757,236)
   Annuity benefits ...........................       (1,308)      (1,045)        (902)      (1,076)
   Annual contract maintenance charges
      (note 2) ................................      (11,482)     (12,001)     (16,248)     (21,069)
   Contingent deferred sales charges
      (note 2) ................................       (4,031)      (1,020)     (13,054)     (11,240)
   Adjustments to maintain reserves ...........          225          311         (161)        (457)
                                                  ----------   ----------   ----------   ----------
         Net equity transactions ..............     (266,364)    (387,293)  (1,418,914)  (2,329,042)
                                                  ----------   ----------   ----------   ----------

Net change in contract owners' equity .........      (88,635)     659,301   (1,485,294)  (2,386,445)
Contract owners' equity beginning
   of period ..................................    9,471,189    7,649,043   17,629,060   22,064,711
                                                  ----------   ----------   ----------   ----------
Contract owners' equity end of period .........   $9,382,554    8,308,344   16,143,766   19,678,266
                                                  ==========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ............................      632,988      669,648      718,977      893,397
                                                  ----------   ----------   ----------   ----------
   Units purchased ............................       68,846       35,967      214,838       99,615
   Units redeemed .............................      (86,997)     (69,148)    (271,640)    (193,521)
                                                  ----------   ----------   ----------   ----------
   Ending units ...............................      614,837      636,467      662,175      799,491
                                                  ==========   ==========   ==========   ==========

                                                         GVITNWFund                   JanIntGr
                                                  -------------------------   -----------------------
                                                     2004          2003          2004         2003
                                                  -----------   -----------   ----------   ----------
Investment activity:
   Net investment income (loss) ...............      (223,857)     (376,717)      (4,300)      40,545
   Realized gain (loss) on investments ........    (4,998,343)  (10,102,798)      26,894     (304,569)
   Change in unrealized gain (loss)
      on investments ..........................     7,694,465    26,433,534     (190,275)     841,886
   Reinvested capital gains ...................            --            --           --           --
                                                  -----------   -----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     2,472,265    15,954,019     (167,681)     577,862
                                                  -----------   -----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners .........................     2,565,921     2,873,962      613,564      723,762
   Transfers between funds
      (including fixed account), net
      (note 3) ................................      (854,780)   (2,311,417)     (83,948)    (570,722)
   Redemptions ................................    (9,442,515)   (8,387,211)    (637,612)    (524,481)
   Annuity benefits ...........................       (24,092)      (24,244)          --           --
   Annual contract maintenance charges
      (note 2) ................................      (153,534)     (165,038)     (10,486)     (10,341)
   Contingent deferred sales charges
      (note 2) ................................       (33,030)      (34,241)      (5,689)      (4,987)
   Adjustments to maintain reserves ...........         9,239        (6,838)      (7,367)      (7,594)
                                                  -----------   -----------   ----------   ----------
         Net equity transactions ..............    (7,932,791)   (8,055,027)    (131,538)    (394,363)
                                                  -----------   -----------   ----------   ----------

Net change in contract owners' equity .........    (5,460,526)    7,898,992     (299,219)     183,499
Contract owners' equity beginning
   of period ..................................   164,710,737   145,639,246   12,813,548   10,652,428
                                                  -----------   -----------   ----------   ----------
Contract owners' equity end of period .........   159,250,211   153,538,238   12,514,329   10,835,927
                                                  ===========   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ............................     1,960,832     2,182,611    1,005,775    1,113,110
                                                  -----------   -----------   ----------   ----------
   Units purchased ............................        51,778        67,013       93,683       82,396
   Units redeemed .............................      (144,986)     (187,144)    (103,890)    (124,764)
                                                  -----------   -----------   ----------   ----------
   Ending units ...............................     1,867,624     2,062,480      995,568    1,070,742
                                                  ===========   ===========   ==========   ==========

                                                                     (Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                          NBAMTBal                    StOpp2
                                                  ------------------------   -----------------------
                                                     2004          2003         2004         2003
                                                  -----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) ...............   $  (130,278)    (122,483)    (236,509)    (173,822)
   Realized gain (loss) on investments ........       (84,673)    (249,167)    (186,140)    (600,158)
   Change in unrealized gain (loss)
      on investments ..........................       871,492    1,735,513    3,349,334    4,931,989
   Reinvested capital gains ...................            --           --           --           --
                                                  -----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       656,541    1,363,863    2,926,685    4,158,009
                                                  -----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners .........................       506,611      626,228    1,511,265    1,592,593
   Transfers between funds
      (including fixed account), net
      (note 3) ................................      (169,855)    (413,948)     379,292     (395,086)
   Redemptions ................................    (1,128,474)    (925,649)  (2,191,611)  (1,204,332)
   Annuity benefits ...........................           (78)         (70)          --           --
   Annual contract maintenance charges
      (note 2) ................................       (18,878)     (21,345)     (32,277)     (31,246)
   Contingent deferred sales charges
      (note 2) ................................        (5,779)      (5,250)     (12,765)     (15,336)
   Adjustments to maintain reserves ...........         2,079        1,932          115        6,695
                                                  -----------   ----------   ----------   ----------
         Net equity transactions ..............      (814,374)    (738,102)    (345,981)     (46,712)
                                                  -----------   ----------   ----------   ----------

Net change in contract owners' equity .........      (157,833)     625,761    2,580,704    4,111,297
Contract owners' equity beginning
   of period ..................................    20,677,908   19,486,496   36,280,934   27,153,017
                                                  -----------   ----------   ----------   ----------
Contract owners' equity end of period .........   $20,520,075   20,112,257   38,861,638   31,264,314
                                                  ===========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ............................     1,021,097    1,104,549    1,649,129    1,668,898
                                                  -----------   ----------   ----------   ----------
   Units purchased ............................        42,182       38,273      131,698      365,762
   Units redeemed .............................       (81,920)     (79,880)    (146,616)    (369,892)
                                                  -----------   ----------   ----------   ----------
   Ending units ...............................       981,359    1,062,942    1,634,211    1,664,768
                                                  ===========   ==========   ==========   ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                             June 30, 2004 and 2003
                                   (UNAUDITED)

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide Multi-Flex Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distributions for the contracts is through Company Agents and an affiliated sales organization; however, other distributors may be utilized.

          Reinsurance - Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company
          (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a Supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses. With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

               Portfolios of the AIM Variable Insurance Funds, Inc. (AIM VIF);
                  AIM VIF - Capital Appreciation Fund - Series I Shares
                     (AIMCapAp)
                  AIM VIF - International Growth Fund - Series I Shares
                     (AIMIntGr)
                     (formerly AIM VIF - International Equity Fund
                     - Series I Shares)

               Portfolios of the American Century Variable Portfolios, Inc.
                  (American Century VP);
                  American Century VP - Balanced Fund - Class I (ACVPBal) American Century VP - Capital Appreciation Fund - Class I
                     (ACVPCapAp)
                  American Century VP - Income & Growth Fund - Class I
                     (ACVPIncGr)

               The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

               Dreyfus Stock Index Fund - Initial Shares (DryStkIx)

               Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                  Dreyfus VIF - Appreciation Portfolio - Initial Shares
                     (DryVIFApp)
                  Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
                     (DryVIFDevLd)
                  Dreyfus VIF - Quality Bond Portfolio - Initial Shares
                     (DryVIFQualBd)
                  Dreyfus VIF - Small Cap Portfolio - Initial Shares
                     (DryVIFSmCap)*

               Portfolios of the Fidelity(R) Variable Insurance Products Fund
                  (Fidelity(R) VIP);
                  Fidelity(R) VIP - Equity-Income Portfolio - Initial Class
                     (FidVIPEI)
                  Fidelity(R) VIP - High Income Portfolio - Initial Class
                     (FidVIPHI)

               Portfolio of the Franklin Templeton Variable Insurance Products
                  Trust (Franklin Templeton VIP);
                  Franklin Templeton VIP - Templeton Foreign Securities Fund -
                     Class I (FrVIPForSec)

                                                                     (Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS,
Continued)

               Portfolios of the Gartmore Variable Insurance Trust (Gartmore
                  GVIT) (managed for a fee by an affiliated investment advisor); Gartmore GVIT Federated High Income Bond Fund - Class I
                     (GVITFHiInc)
                  Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Growth Fund - Class I (GVITGrowth)
                  Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
                  Gartmore GVIT Nationwide(R) Fund - Class I (GVITNWFund)
                     (formerly Gartmore GVIT Total Return Fund - Class I)

               Portfolio of the Janus Aspen Series (Janus AS);
                  Janus AS - International Growth Portfolio - Institutional
                     Shares (JanIntGr)

               Portfolio of the Neuberger Berman Advisers Management Trust
                  (Neuberger Berman AMT);
                  Neuberger Berman AMT - Balanced Portfolio(R) (NBAMTBal)

               Strong Opportunity Fund II, Inc. (StOpp2)

               * At June 30, 2004, contract owners have not invested in this fund.

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2004. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS)

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge. For contracts issued prior to February 1, 1989, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender or the amount surrendered. For contracts issued on or after February 1, 1989, the Company will deduct a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered. This charge declines 1% per year to 0% after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units; and (b) for contracts issued prior to February 1, 1989, a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively; for contracts issued on or after February 1, 1989, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively; for NEA Valuebuilder Annuity contracts issued before November 3, 1997, or in states which have not approved the applicable contract modifications, a mortality and expense risk charge and an administrative charge assessed through the daily unit value calculation equal to an annual rate of 1.25% and .05%, respectively; for NEA Valuebuilder Annuity contracts issued on or after the later of November 3, 1997, or the date on which state insurance authorities approve corresponding contract modifications, an actuarial risk charge assessed through the daily unit value calculation equal to an annual rate of 1.30%.

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the six month periods ended June 30, 2004 and 2003, total transfers to the Account from the fixed account were $707,884 and $41,712,788, respectively, and total transfers from the Account to the fixed account were $1,032,484 and $2,419,109, respectively. Transfers from the Account to the fixed account, and transfers to the Account from the fixed account are included in transfers between funds (including fixed account), net, on the accompanying Statements of Changes in Contract Owners' Equity.

     For guaranteed minimum death benefits, the Company contributed $0 and $2,239 to the Account in the form of additional premium to contract owner accounts for the six month periods ended June 30, 2004 and 2003, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

                                                                     (Continued)

     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS,
                                   Continued)

(4)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of June 30 for the year indicated, and the contract expense rate and total return for each six month period ended June 30 for the year indicated. The Account includes contracts administered by Security Benefit Life Insurance Company under a reinsurance agreement discussed in note 1. The mutual fund and product options of the contracts so administered are identified by those unit fair values presented below using two decimal places.

                                           Contract                                             Investment
                                            Expense                  Unit         Contract        Income       Total
                                             Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                           --------   ---------   ----------   --------------   ----------   ---------
     AIM VIF - Capital Appreciation Fund - Series I Shares
           2004 ........................     1.30%        8,547   $10.287879     $    87,931       0.00%        1.41%
                                             1.30%      412,896    10.290000       4,248,700       0.00%        1.41%
           2003 ........................     1.30%        6,504     8.782157          57,119       0.00%       10.66%
                                             1.30%      427,926     8.780000       3,757,190       0.00%       10.66%
           2002 ........................     1.30%      466,950     9.060058       4,230,597       0.00%      -14.73%
           2001 ........................     1.30%      502,353    11.754079       5,904,696       0.00%      -16.28%
           2000 ........................     1.30%      377,676    17.167451       6,483,734       0.00%        7.53%

     AIM VIF - International Growth Fund - Series I Shares
           2004 ........................     1.30%          366    10.609060           3,883       0.00%        5.55%
                                             1.30%       59,294    10.610000         629,114       0.00%        5.55%
           2003 ........................     1.30%          128     8.454791           1,082       0.00%        7.15%
                                             1.30%       57,921     8.450000         489,432       0.00%        7.15%
           2002 ........................     1.30%       61,958     9.479998         587,365       0.00%       -0.04%
           2001 ........................     1.30%       63,252    10.682100         675,668       0.00%      -14.97%
           2000 ........................     1.30%       52,524    15.316137         804,465       0.00%      -11.44%

     American Century VP - Balanced Fund - Class I
           2004 ........................     1.30%      208,125    10.407037       2,165,965       0.85%        2.17%
                                             1.30%      406,429    10.410000       4,230,925       0.85%        2.17%
           2003 ........................     1.30%      209,021     9.416227       1,968,189       1.58%        9.00%
                                             1.30%      338,324     9.420000       3,187,012       1.58%        9.00%
           2002 ........................     1.30%      589,612     9.028189       5,323,133       1.25%       -6.73%
           2001 ........................     1.30%      640,292     9.934013       6,360,666       2.80%       -2.28%
           2000 ........................     1.30%      405,951    20.942749       8,501,729       5.29%        0.58%

     American Century VP - Capital Appreciation Fund - Class I
           2004 ........................     1.30%      348,849    16.830396       5,871,267       0.00%        2.42%
                                             1.30%      460,006    16.830000       7,741,907       0.00%        2.42%
           2003 ........................     1.30%      381,652    14.612763       5,576,990       0.00%        5.74%
                                             1.30%      507,997    14.610000       7,421,836       0.00%        5.74%
           2002 ........................     1.30%      985,213    15.868128      15,633,490       0.00%      -10.71%
           2001 ........................     1.30%    1,137,419    21.321640      24,251,642       0.00%      -14.81%
           2000 ........................     1.30%    1,399,036    27.124399      37,948,011       0.00%       16.63%

     American Century VP - Income & Growth Fund - Class I
           2004 ........................     1.30%        5,993    12.812453          76,785       0.03%        4.13%
                                             1.30%      590,267    12.810000       7,561,314       0.03%        4.13%
           2003 ........................     1.30%        5,628    10.726435          60,368       0.03%       11.30%
                                             1.30%      565,619    10.730000       6,069,092       0.03%       11.30%
           2002 ........................     1.30%      610,969    10.790022       6,592,374       0.98%      -10.88%
           2001 ........................     1.30%      628,490    12.794725       8,041,351       0.84%       -4.44%
           2000 ........................     1.30%      616,299    14.537853       8,959,664       0.54%       -4.20%

     Dreyfus Socially Responsible Growth Fund, Inc., The
           2004 ........................     1.30%       13,333    19.807295         264,091       0.00%        2.07%
                                             1.30%    1,489,097    19.810000      29,499,014       0.00%        2.07%
           2003 ........................     1.30%       15,934    17.094590         272,385       0.00%        9.56%
                                             1.30%    1,594,433    17.090000      27,248,860       0.00%        9.56%
           2002 ........................     1.30%    1,737,699    18.319997      31,834,633       0.01%      -17.66%
           2001 ........................     1.30%    1,866,851    24.844163      46,380,347       0.01%      -14.68%
           2000 ........................     1.30%    1,926,375    33.782253      65,077,288       0.01%        1.88%

     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS)

                                           Contract                                             Investment
                                            Expense                  Unit         Contract        Income       Total
                                             Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                           --------   ---------   ----------   --------------   ----------   ---------
     Dreyfus Stock Index Fund, Inc. - Initial Shares
           2004 ........................     1.30%      300,278   $25.533888    $  7,667,265       0.13%        2.66%
                                             1.30%    2,616,715    25.530000      66,804,724       0.13%        2.66%
           2003 ........................     1.30%      362,804    21.773870       7,899,647       0.16%       10.92%
                                             1.30%    2,667,533    21.770000      58,072,193       0.16%       10.92%
           2002 ........................     1.30%    3,176,527    22.060490      70,075,731       0.45%      -13.88%
           2001 ........................     1.30%    3,286,665    27.359190      89,920,481       0.51%       -7.44%
           2000 ........................     1.30%    3,514,551    32.615212     114,627,825       0.46%       -1.19%

     Dreyfus VIF - Appreciation Portfolio - Initial Shares
           2004 ........................     1.30%        6,991    12.655054          88,471       0.00%        1.26%
                                             1.30%      836,288    12.660000      10,587,407       0.00%        1.26%
           2003 ........................     1.30%        6,633    11.265613          74,725       0.00%        7.80%
                                             1.30%      815,721    11.270000       9,193,176       0.00%        7.80%
           2002 ........................     1.30%      811,330    11.530024       9,354,651       0.01%       -9.27%
           2001 ........................     1.30%      758,204    13.228287      10,029,735       0.01%       -6.87%
           2000 ........................     1.30%      833,967    14.791683      12,335,775       0.01%        2.12%

     Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
           2004 ........................     1.30%       30,383    22.715000         690,150       0.00%        3.82%
                                             1.30%    3,551,609    22.720000      80,692,548       0.00%        3.82%
           2003 ........................     1.30%       32,721    18.579667         607,945       0.00%       10.37%
                                             1.30%    3,745,434    18.580000      69,590,164       0.00%       10.37%
           2002 ........................     1.30%    3,981,892    20.350001      81,031,507       0.03%       -3.50%
           2001 ........................     1.30%    4,118,999    21.584874      88,327,867       0.19%       -5.16%
           2000 ........................     1.30%    4,081,519    23.191947      94,658,372       0.06%       13.96%

     Dreyfus VIF - Quality Bond Portfolio - Initial Shares
           2004 ........................     1.30%        5,211    14.700257          76,603       0.02%       -2.76%
                                             1.30%      685,696    14.700000      10,079,729       0.02%       -2.76%
           2003 ........................     1.30%        5,203    15.215988          79,169       0.02%        4.25%
                                             1.30%      750,104    15.220000      11,416,583       0.02%        4.25%
           2002 ........................     1.30%      747,919    13.960002      10,440,956       2.09%        7.30%
           2001 ........................     1.30%      582,816    13.557993       7,901,810       2.45%        4.04%
           2000 ........................     1.30%      514,843    12.210856       6,286,674       2.47%        2.84%

     Fidelity(R) VIP - Equity-Income Portfolio - Initial Class
           2004 ........................     1.30%      493,078    25.864761      12,753,345       0.41%        2.81%
                                             1.30%    2,983,408    25.860000      77,150,936       0.41%        2.81%
           2003 ........................     1.30%      558,554    21.510450      12,014,748       0.51%        9.99%
                                             1.30%    3,140,153    21.510000      67,544,691       0.51%        9.99%
           2002 ........................     1.30%    4,025,577    22.249349      89,566,468       1.13%       -6.75%
           2001 ........................     1.30%    4,333,172    25.040516     108,504,852       1.69%       -1.55%
           2000 ........................     1.30%    5,028,613    22.981645     115,565,799       1.75%       -3.30%

     Fidelity(R) VIP - High Income Portfolio - Initial Class
           2004 ........................     1.30%       11,052    13.270086         146,661       0.13%        0.02%
                                             1.30%    1,384,233    13.270000      18,368,772       0.13%        0.02%
           2003 ........................     1.30%       11,062    12.298796         136,049       0.13%       16.44%
                                             1.30%    1,388,258    12.300000      17,075,573       0.13%       16.44%
           2002 ........................     1.30%    1,457,223     9.829969      14,324,454      10.51%       -5.02%
           2001 ........................     1.30%    1,523,211    10.950679      16,680,190      12.10%       -7.79%
           2000 ........................     1.30%    1,563,304    14.671648      22,936,246       6.84%       -5.46%

     Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 1
           2004 ........................     1.30%       13,085    18.002693         235,565       0.02%        3.63%
                                             1.30%    1,619,845    18.000000      29,157,212       0.02%        3.63%
           2003 ........................     1.30%       10,846    14.206664         154,085       0.03%        7.00%
                                             1.30%    1,671,602    14.210000      23,753,464       0.03%        7.00%
           2002 ........................     1.30%    1,746,817    16.290003      28,455,658       1.61%       -1.20%
           2001 ........................     1.30%    1,819,478    18.026197      32,798,276       2.87%       -9.09%
           2000 ........................     1.30%    1,899,179    20.522060      38,975,066       1.96%       -0.08%

     Gartmore GVIT Federated High Income Bond Fund - Class I
           2004 ........................     1.30%          172    12.566222           2,161       0.02%        1.10%
                                             1.30%       83,285    12.570000       1,046,889       0.02%        1.10%
           2003 ........................     1.30%          160    11.599319           1,856       0.02%       12.63%
                                             1.30%       80,899    11.600000         938,428       0.02%       12.63%
           2002 ........................     1.30%       59,010    10.010004         590,687       4.13%       -0.93%
           2001 ........................     1.30%       43,438     9.981401         433,573       5.47%        1.56%
           2000 ........................     1.30%       27,594    10.623098         293,134       4.63%       -2.14%

                                                                     (Continued)

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
                   (NOTES TO FINANCIAL STATEMENTS, Continued)

                                           Contract                                              Investment
                                            Expense                   Unit         Contract         Income        Total
                                             Rate*      Units      Fair Value   Owners' Equity      Ratio**    Return***
                                           --------   ---------   -----------   --------------   ----------   ---------
     Gartmore GVIT Government Bond Fund - Class I
        Tax qualified
           2004 ........................     1.30%      423,568   $ 43.440000    $ 18,399,802       2.60%        -0.73%
                                             1.30%      472,020     43.440552      20,504,809       2.60%        -0.73%
           2003 ........................     1.30%      501,695     44.540000      22,345,495       1.50%         2.46%
                                             1.30%      550,976     44.537355      24,539,014       1.50%         2.46%
           2002 ........................     1.30%    1,072,039     41.078079      44,037,296       0.86%         3.52%
           2001 ........................     1.30%    1,121,197     38.148518      42,772,023       2.47%         1.76%
           2000 ........................     1.30%    1,295,812     34.879444      45,197,202       2.88%         3.36%
        Non-tax qualified
           2004 ........................     1.30%       17,657     43.460000         767,366       2.60%        -0.73%
                                             1.30%      205,190     43.456593       8,916,858       2.60%        -0.73%
           2003 ........................     1.30%       19,674     44.550000         876,477       1.50%         2.46%
                                             1.30%      254,323     44.553805      11,331,057       1.50%         2.46%
           2002 ........................     1.30%      297,950     41.091627      12,243,261       0.86%         3.52%
           2001 ........................     1.30%      338,586     38.162607      12,921,319       2.47%         1.76%
           2000 ........................     1.30%      463,409     34.892329      16,169,419       2.88%         3.36%

     Gartmore GVIT Growth Fund - Class I
           2004 ........................     1.30%       10,162     15.240000         154,874       0.06%         2.00%
                                             1.30%      604,675     15.236098       9,212,888       0.06%         2.00%
           2003 ........................     1.30%        3,585     13.030000          46,713       0.00%        14.29%
                                             1.30%      632,882     13.030377       8,246,691       0.00%        14.29%
           2002 ........................     1.30%      841,855     13.340018      11,230,357       0.00%       -17.69%
           2001 ........................     1.30%    1,001,703     17.861046      17,891,463       0.00%       -21.84%
           2000 ........................     1.30%    1,233,408     31.543238      38,905,682       0.17%         0.10%

     Gartmore GVIT Money Market Fund - Class I
        Tax qualified
           2004 ........................     1.30%      229,651     24.010000       5,513,922       0.19%        -0.40%
                                             1.30%      321,878     24.013249       7,729,337       0.19%        -0.40%
           2003 ........................     1.30%      292,299     24.210000       7,076,559       0.29%        -0.28%
                                             1.30%      359,962     24.208726       8,714,221       0.29%        -0.28%
           2002 ........................     1.30%      773,746     24.297239      18,799,894       0.23%        -0.03%
           2001 ........................     1.30%      863,950     24.159238      20,872,381       2.28%         1.65%
           2000 ........................     1.30%      948,864     23.198381      22,012,109       2.71%         2.15%
        Non-tax qualified
           2004 ........................     1.30%        3,369     26.090000          87,903       0.19%        -0.40%
                                             1.30%      107,277     26.090829       2,798,946       0.19%        -0.40%
           2003 ........................     1.30%        4,751     26.300000         124,951       0.29%        -0.28%
                                             1.30%      142,479     26.303217       3,747,656       0.29%        -0.28%
           2002 ........................     1.30%      181,167     26.397237       4,782,312       0.23%        -0.03%
           2001 ........................     1.30%      241,384     26.249447       6,336,202       2.28%         1.65%
           2000 ........................     1.30%      262,981     25.205457       6,628,556       2.71%         2.15%

     Gartmore GVIT Nationwide(R) Fund - Class I
        Tax qualified
           2004 ........................     1.30%      614,701     85.610000      52,624,555       0.41%         1.51%
                                             1.30%      881,047     85.608310      75,424,945       0.41%         1.51%
           2003 ........................     1.30%      652,061     74.750000      48,741,560       0.30%        11.55%
                                             1.30%      988,902     74.746441      73,916,905       0.30%        11.55%
           2002 ........................     1.30%    1,866,059     76.747618     143,215,580       0.11%        -6.57%
           2001 ........................     1.30%    2,092,898     86.376227     180,776,602       0.36%        -8.49%
           2000 ........................     1.30%    2,610,425    100.328103     261,898,988       0.25%         2.69%
        Non-tax qualified
           2004 ........................     1.30%       15,183     83.150000       1,262,486       0.41%         1.51%
                                             1.30%      356,693     83.145953      29,657,579       0.41%         1.51%
           2003 ........................     1.30%       17,281     72.600000       1,254,601       0.30%        11.55%
                                             1.30%      404,236     72.596501      29,346,119       0.30%        11.55%
           2002 ........................     1.30%      521,626     74.538779      38,881,364       0.11%        -6.57%
           2001 ........................     1.30%      617,429     83.891787      51,797,201       0.36%        -8.49%
           2000 ........................     1.30%      855,983     97.442368      83,409,010       0.25%         2.69%

     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS)

                                           Contract                                               Investment
                                            Expense                   Unit          Contract        Income       Total
                                             Rate*      Units      Fair Value    Owners' Equity     Ratio**    Return***
                                           --------   ---------   -----------   ---------------   ----------   ---------
     Janus AS - International Growth Portfolio - Institutional Shares
           2004 ........................     1.30%        8,775    $12.574672   $      110,343       0.01%       -1.28%
                                             1.30%      986,793     12.570000       12,403,986       0.01%       -1.28%
           2003 ........................     1.30%        8,906     10.122023           90,147       0.02%        5.82%
                                             1.30%    1,061,836     10.120000       10,745,780       0.02%        5.82%
           2002 ........................     1.30%    1,170,227     11.380024       13,317,215       0.42%      -12.59%
           2001 ........................     1.30%    1,229,531     14.442678       17,757,726       0.60%      -15.98%
           2000 ........................     1.30%    1,177,901     21.180756       24,948,834       0.32%        2.23%

     Neuberger Berman AMT - Balanced Portfolio(R) - I Class
           2004 ........................     1.30%      303,234     20.905590        6,339,286       0.00%        3.25%
                                             1.30%      678,125     20.910000       14,179,586       0.00%        3.25%
           2003 ........................     1.30%      335,224     18.920558        6,342,625       0.00%        7.24%
                                             1.30%      727,718     18.920000       13,768,425       0.00%        7.24%
           2002 ........................     1.30%    1,182,542     19.031590       22,505,651       1.31%      -11.78%
           2001 ........................     1.30%    1,327,582     22.799213       30,267,836       1.77%       -9.65%
           2000 ........................     1.30%    1,679,604     29.352154       49,299,995       1.71%        9.59%

     Strong Opportunity Fund II, Inc. - Investor Class
           2004 ........................     1.30%       18,768     23.784871          446,394       0.00%        8.09%
                                             1.30%    1,615,443     23.780000       38,415,244       0.00%        8.09%
           2003 ........................     1.30%       17,729     18.778385          332,922       0.00%       15.40%
                                             1.30%    1,647,039     18.780000       30,931,392       0.00%       15.40%
           2002 ........................     1.30%    1,704,288     18.989997       32,364,421       0.00%      -15.71%
           2001 ........................     1.30%    1,686,425     23.561336       39,734,424       0.22%       -0.61%
           2000 ........................     1.30%    1,640,289     23.296864       38,213,590       0.00%        3.40%
                                                                                --------------

     2004 Reserves for annuity contracts in payout phase: ...................          352,287
                                                                                --------------
     2004 Contract owners' equity ...........................................   $  683,232,730
                                                                                ==============
     2003 Reserves for annuity contracts in payout phase: ...................          355,407
                                                                                --------------
     2003 Contract owners' equity ...........................................   $  637,536,768
                                                                                ==============
     2002 Reserves for annuity contracts in payout phase: ...................          482,797
                                                                                --------------
     2002 Contract owners' equity ...........................................   $  709,901,852
                                                                                ==============
     2001 Reserves for annuity contracts in payout phase: ...................          614,481
                                                                                --------------
     2001 Contract owners' equity ...........................................   $  867,952,812
                                                                                ==============
     2000 Reserves for annuity contracts in payout phase: ...................          821,916
                                                                                --------------
     2000 Contract owners' equity ...........................................   $1,120,959,083
                                                                                ==============

* This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the six month period indicated, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the six month period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

+ Under a substitution order effective in 2000, the American Century VP - Balanced Fund - Class I was substituted for the American Century VP - Advantage Portfolio. The financial highlights present data for the American Century VP - Advantage Portfolio through 1999 and American Century VP - Balanced Fund - Class I data thereafter.

--------------------------------------------------------------------------------

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220

                                                                    -----------
                                                                      PRSRT STD
                                                                    U.S. POSTAGE
                                                                        PAID
                                                                     NATIONWIDE
                                                                    -----------

Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company